Major commitments and contingencies (Details 4) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guarantee Obligations [Member]
E. Guarantees and indemnifications
Liability current carrying value	CAD 0
Indemnification guarantee [Member]
E. Guarantees and indemnifications
Liability current carrying value	CAD 0
Guarantees Under Operating Leases [Member]
E. Guarantees and indemnifications
Maturity of guarantee instruments	between 2017 and 2022
Maximum potential liability under guarantees	CAD 161	CAD 200
Guarantee obligations recourse provisions	There are no recourse provisions to recover any amounts from third parties.
Other Guarantees [Member]
E. Guarantees and indemnifications
Maturity of guarantee instruments	between 2017 and 2019
Maximum potential liability under guarantees	CAD 688	671
Other Guarantees [Member] | Committed Bilateral Letter of Credit Facilites [Member]
E. Guarantees and indemnifications
Letters of Credit Outstanding, Amount	451	551
Other Guarantees [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
E. Guarantees and indemnifications
Letters of Credit Outstanding, Amount	68	0
Other Guarantees [Member] | Surety bond [Member]
E. Guarantees and indemnifications
Liability current carrying value	169	120
Workers Compensation And Other Employee Benefits [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	629	589
Other liabilities [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	CAD 59	CAD 82